Goodwill and intangible assets - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment			$ 0	$ 0
Relief of goodwill related to the sale of the TPO mortgage delivery channel				$ 100,000
Farmers National | Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 2,490,000
Weighted average life of intangible assets acquired		4 years
Franklin Financial Network, Inc. | Core deposit and other intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 7,670,000
Weighted average life of intangible assets acquired	4 years